Shareholder Report, Average Annual Return (Details)	3 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	27 Months Ended	33 Months Ended	39 Months Ended	56 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000262782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Ethereum Option Income Strategy ETF
Average Annual Return, Percent	(26.37%)
C000245670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Average Annual Return, Percent					(16.00%)	35.56%
C000237195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Web3 ETF
Average Annual Return, Percent					28.12%			37.80%
C000261969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Crypto Industry Innovators ETF
Average Annual Return, Percent					18.40%				(3.39%)
C000258472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise MSTR Option Income Strategy ETF
Average Annual Return, Percent			(48.46%)
C000261247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise GME Option Income Strategy ETF
Average Annual Return, Percent		(24.59%)
C000263326 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise CRCL Option Income Strategy ETF
Average Annual Return, Percent	(30.31%)
C000258471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise MARA Option Income Strategy ETF
Average Annual Return, Percent			(39.36%)
C000243870 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Average Annual Return, Percent					(0.05%)	30.24%
C000258470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise COIN Option Income Strategy ETF
Average Annual Return, Percent			(12.21%)
C000258474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Bitcoin Standard Corporations ETF
Average Annual Return, Percent				(12.90%)
C000240952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Average Annual Return, Percent					(20.56%)		34.19%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	2.30%	14.76%	22.67%	23.18%	17.88%	24.70%	23.52%	22.86%	13.02%
Bitwise Web3 Equities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Web3 Equities Index
Average Annual Return, Percent					29.03%			38.60%
Bitwise Crypto Innovators 30 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Crypto Innovators 30 Index
Average Annual Return, Percent					19.46%				(3.57%)
Bitwise Bitcoin Standard Corporations Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bitwise Bitcoin Standard Corporations Index
Average Annual Return, Percent				(14.75%)